Form N-1A Cover	Aug. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 27, 2026
Prospectus Date	Aug. 28, 2026